Future Minimum Lease Payments to be Received Under Financing Leases and Non-cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing leases
2013	¥ 89,794
2014	63,348
2015	38,983
2016	19,221
2017	19,472
Thereafter	403
Total minimum lease payments receivable	231,221	204,326
Operating leases
2013	7,073
2014	4,359
2015	3,038
2016	2,195
2017	1,671
Thereafter	4,084
Operating Leases, Future Minimum Payments Receivable, Total	¥ 22,420